Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Current income tax expense from continuing operations	$ (2,056)	$ (2,127)	$ (1,650)
Deferred income tax expense from continuing operations	760	1,008	544
Income tax expense from continuing operations	(1,296)	(1,119)	(1,106)
Income tax expense from discontinued operations			(1,713)
Total Income Tax Expense	(1,296)	(1,119)	(2,819)
Switzerland
Statement [line items]
Current income tax expense from continuing operations	(462)	(709)	(317)
Deferred income tax expense from continuing operations	(298)	765	(68)
Foreign
Statement [line items]
Current income tax expense from continuing operations	(1,594)	(1,418)	(1,333)
Deferred income tax expense from continuing operations	$ 1,058	$ 243	$ 612